UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09815

THE ARBITRAGE FUNDS
(Exact name of registrant as specified in charter)

41 Madison Avenue, 42nd Floor, New York, NY		10010
(Address of principal executive offices)		(Zip code)

John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, NY 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-295-4485

Date of fiscal year end:	May 31

Date of reporting period:	June 1, 2018 - August 31, 2018

Item 1 — Schedule of Investments.

The Arbitrage Fund	Portfolio of Investments
August 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 94.02%
Aerospace & Defense - 8.64%
KLX, Inc.(a)(b)	605,111	$44,681,396
Rockwell Collins, Inc.(b)(c)	795,093	108,092,894
		152,774,290
Apparel - 1.28%
Perry Ellis International, Inc.(a)(b)	820,195	22,579,968

Banks - 6.14%
CoBiz Financial, Inc.(b)	1,555,509	35,854,482
FCB Financial Holdings, Inc., Class A(a)	175,252	9,078,054
First Connecticut Bancorp Inc/Farmington(b)	142,465	4,516,141
Green Bancorp, Inc.(b)	85,958	2,062,992
MB Financial, Inc.(b)	903,075	43,763,014
State Bank Financial Corp.(b)	408,348	13,303,978
		108,578,661
Chemicals - 0.50%
KMG Chemicals, Inc.	114,424	8,865,572

Commercial Services - 3.67%
Enercare, Inc.	1,360,930	30,190,746
Nord Anglia Education, Inc.(a)(d)(e)	200,078	960,374
Reis, Inc.	274,681	6,331,397
Rent-A-Center, Inc.(a)(b)	1,865,013	27,490,292
		64,972,809
Computers & Computer Services - 2.42%
Convergys Corp.(b)	567,733	14,040,037
Gemalto N.V.(a)(b)	192,039	11,149,921
Radisys Corp.(a)(b)	500,639	796,016
Syntel, Inc.(a)	410,306	16,715,867
		42,701,841
Construction Materials - 1.66%
USG Corp.(a)(b)	682,435	29,412,948

Diversified Financial Services - 0.23%
NEX Group Plc	291,970	3,982,078

Electric - 0.05%
Direct Energie	16,955	832,092

Electronics - 0.50%
Orbotech Ltd.(a)(b)	137,751	8,813,309

Entertainment - 2.46%
Pinnacle Entertainment, Inc.(a)(b)	1,269,780	43,477,267

Food - 9.14%
Bob Evans Farms, Inc.(a)(d)(e)	767,786	59,119,522
Pinnacle Foods, Inc.(b)	1,250,606	83,065,250
SUPERVALU, Inc.(a)(b)	601,340	19,417,269
		161,602,041

	Shares	Value
COMMON STOCKS - 94.02% (Continued)
Forest Products & Paper - 1.12%
Papeles y Cartones de Europa SA	1,025,834	$19,885,304

Gas - 2.02%
Vectren Corp.(b)	500,518	35,636,882

Healthcare - Products - 2.11%
K2M Group Holdings, Inc.(a)	482,981	13,204,701
NxStage Medical, Inc.(a)(b)	850,353	24,099,004
		37,303,705
Healthcare - Services - 5.08%
Aetna, Inc.(b)	99,295	19,885,810
Air Methods Corp.(a)(d)(e)	2,014,027	21,650,790
Envision Healthcare Corp.(a)(b)	299,427	13,582,009
LifePoint Health, Inc.(a)(b)	538,224	34,661,625
		89,780,234
Home Builders - 0.25%
AV Homes, Inc.(a)(b)	205,434	4,406,559

Home Furnishings - 1.61%
SodaStream International Ltd.(a)	199,125	28,425,094

Insurance - 5.47%
AmTrust Financial Services, Inc.(b)(c)	844,789	12,283,232
Aspen Insurance Holdings Ltd.(c)	303,059	12,470,878
esure Group Plc	4,006,320	14,522,408
Navigators Group, Inc. (The)	126,742	8,871,940
TOWER Ltd.(a)	9,800,000	4,830,342
XL Group Ltd.(b)	761,733	43,715,857
		96,694,657
Internet - 1.72%
Web.com Group, Inc.(a)(b)	1,091,187	30,498,677

Lodging - 1.45%
ILG, Inc.	749,501	25,580,469

Machinery - Diversified - 0.41%
Xerium Technologies, Inc.(a)(b)	538,837	7,241,969

Media - 7.90%
Sky Plc	499,463	9,975,183
Starz, Class A(a)(d)(e)	521,436	18,521,406
Tribune Media Co., Class A	346,374	12,777,737
Twenty-First Century Fox, Inc., Class A(b)(c)	2,168,932	98,469,513
		139,743,839
Mining - 1.18%
Vedanta Resources Plc	1,921,083	20,796,413

Oil & Gas - 3.44%
Andeavor(b)	280,952	42,926,656

	Shares	Value
COMMON STOCKS - 94.02% (Continued)
Oil & Gas - 3.44% (Continued)
Energen Corp.(a)	229,749	$17,817,035
		60,743,691
Packaging & Containers - 3.93%
Bemis Co., Inc.(b)(c)	298,153	14,692,980
KapStone Paper and Packaging Corp.	1,595,197	54,795,017
		69,487,997
Pharmaceuticals - 0.49%
Akorn, Inc.(a)(c)	168,180	2,638,744
Express Scripts Holding Co.(a)	68,962	6,070,035
		8,708,779
Pipelines - 0.79%
Spectra Energy Partners LP	367,204	13,939,064

Real Estate - 0.30%
Technopolis Oyj	987,331	5,329,106

Real Estate Investment Trusts - 11.95%
Education Realty Trust, Inc.(b)	1,226,157	50,738,377
Forest City Realty Trust, Inc., Class A	2,389,115	60,086,242
Gramercy Property Trust(b)	2,698,834	73,813,110
LaSalle Hotel Properties(b)	192,341	6,753,093
MTGE Investment Corp.	569,100	11,154,360
Prologis, Inc.	1,515	101,794
Unibail-Rodamco-Westfield	41,231	8,662,457
		211,309,433
Retail - 0.76%
Jamba, Inc.(a)	685,828	8,902,047
Zoe’s Kitchen, Inc.(a)	325,465	4,458,871
		13,360,918
Semiconductors - 0.26%
NXP Semiconductors N.V.(a)	49,262	4,588,263

Software - 5.09%
CA, Inc.(b)	784,360	34,354,968
Dun & Bradstreet Corp. (The)(b)	180,389	25,781,196
Link Mobility Group ASA(a)	310,743	8,207,530
Mitel Networks Corp.(a)(b)	1,958,814	21,546,954
Onemarket Ltd.(a)	111,800	84,793
		89,975,441
TOTAL COMMON STOCKS (Cost $1,644,967,107)		1,662,029,370

RIGHTS - 0.08%
A Schulman, Inc.(a)(b)(d)(e)	173,468	346,936
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(d)(e)	119,343	—
Media General, Inc. CVR(a)(d)(e)	613,589	—

	Shares	Value
RIGHTS - 0.08% (Continued)
NewStar Financial, Inc.(a)(d)(e)	1,514,945	$1,044,555

TOTAL RIGHTS (Cost $1,077,086)		1,391,491

MUTUAL FUNDS - 2.32%
Arbitrage Event Driven Fund (The)(f)	1,583,651	15,123,871
John Laing Infrastructure Fund Ltd.	13,688,326	25,874,008

TOTAL MUTUAL FUNDS (Cost $40,435,766)		40,997,879

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08%
Call Options Purchased - 0.02%
Akorn, Inc.
	09/2018	$15.00	$1,121,835	715	$182,325
	09/2018	17.50	53,346	34	5,695
SYNNEX Corp.	09/2018	105.00	2,288,492	236	4,720
United Technologies Corp.	09/2018	135.00	37,929,600	2,880	234,720

TOTAL CALL OPTIONS PURCHASED (Cost $964,570)					427,460

Put Options Purchased - 0.06%
Akorn, Inc.
	09/2018	12.50	1,730,607	1,103	90,997
	10/2018	12.50	1,540,758	982	220,950
AmTrust Financial Services, Inc.	09/2018	12.50	1,382,754	951	2,378
Aspen Insurance Holdings Ltd.	12/2018	40.00	8,756,720	2,128	111,720
Rockwell Collins, Inc.
	10/2018	125.00	19,739,940	1,452	134,310
	10/2018	130.00	163,140	12	2,070
SPDR S&P 500 ETF Trust
	09/2018	273.00	6,880,347	237	9,006
	09/2018	275.00	13,731,663	473	21,049
	09/2018	278.00	13,760,694	474	26,070
SYNNEX Corp.	09/2018	90.00	2,288,492	236	10,030
Twenty-First Century Fox, Inc.
	01/2019	35.00	18,100,980	3,987	129,577
	01/2019	36.00	21,628,560	4,764	190,560
	01/2019	37.00	7,858,740	1,731	73,567
	01/2019	38.00	472,160	104	5,200

	Expiration Date	Exercise Price	Notional Amount		Contracts	Value
PURCHASED OPTIONS(a) - 0.08% (Continued)
Put Options Purchased - 0.06% (Continued)
Walt Disney Co. (The)	01/2019	$105.00	$2,341,218		209	$48,488

TOTAL PUT OPTIONS PURCHASED (Cost $1,874,640)						1,075,972

TOTAL PURCHASED OPTIONS (Cost $2,839,210)						1,503,432

			Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.20%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio			1.851	%(g)	74,168,665	74,168,665

TOTAL SHORT-TERM INVESTMENTS (Cost $74,168,665)						74,168,665

Total Investments - 100.70% (Cost $1,763,487,834)						1,780,090,837

Liabilities in Excess of Other Assets - (0.70)%(h)						(12,288,948)

NET ASSETS - 100.00%						$1,767,801,889

Portfolio Footnotes

(a)	Non-income-producing security.
(b)

Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At August 31, 2018, the aggregate market value of those securities was $772,657,573, representing 43.71% of net assets.

(c)	Underlying security for a written/purchased call/put option.
(d)	Security considered illiquid. On August 31, 2018, the total market value of these securities was $101,643,583, representing 5.75% of net assets.
(e)

Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2018, the total market value of these securities was $101,643,583, representing 5.75% of net assets.

(f)	Affiliated investment.
(g)	Rate shown is the 7-day effective yield as of August 31, 2018.
(h)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
08/22/2018	A Schulman, Inc.	$331,324	$346,936	0.02%
03/14/2017	Air Methods Corp.	21,665,336	21,650,790	1.23
09/19/2017	Bob Evans Farms, Inc.	59,495,854	59,119,522	3.34
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Media General, Inc. CVR	—	—	0.00
10/17/2017	NewStar Financial, Inc.	745,762	1,044,555	0.06
08/10/2017	Nord Anglia Education, Inc.	1,024,424	960,374	0.05
11/29/2016	Starz, Class A	17,703,491	18,521,406	1.05
			$101,643,583	5.75%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.96%)
Aerospace & Defense - (2.22%)
United Technologies Corp.	(298,390)	$(39,297,963)

Banks - (4.59%)
BOK Financial Corp.	(264,437)	(27,118,014)
Cadence Bancorp, Class A	(473,534)	(13,377,336)
Fifth Third Bancorp	(1,309,452)	(38,537,172)
Veritex Holdings, Inc.	(67,785)	(2,075,577)
		(81,108,099)
Diversified Financial Services - (0.13%)
CME Group, Inc.	(12,963)	(2,265,025)

Electric - (0.35%)
Avista Corp.	(119,520)	(6,132,571)

Electronics - (0.22%)
SYNNEX Corp.	(39,988)	(3,877,636)

Entertainment - (1.87%)
Marriott Vacations Worldwide Corp.	(123,646)	(14,713,874)
Penn National Gaming, Inc.	(533,035)	(18,368,386)
		(33,082,260)
Food - (1.69%)
Conagra Brands, Inc.	(813,202)	(29,885,173)

Healthcare - Services - (0.18%)
Cigna Corp.	(16,784)	(3,161,099)

Home Builders - (0.09%)
Taylor Morrison Home Corp., Class A	(82,826)	(1,611,794)

Media - (2.18%)
Walt Disney Co. (The)	(343,198)	(38,445,040)

Oil & Gas - (3.09%)
Diamondback Energy, Inc.	(148,003)	(17,920,203)
Marathon Petroleum Corp.	(446,598)	(36,750,550)
		(54,670,753)
Oil & Gas Services - (0.23%)
KLX Energy Services Holdings, Inc.	(141,439)	(4,042,327)

Pharmaceuticals - (0.35%)
CVS Health Corp.	(83,202)	(6,260,118)

Pipelines - (0.79%)
Enbridge, Inc.	(407,915)	(13,938,456)

Real Estate Investment Trusts - (0.35%)
Annaly Capital Management, Inc.	(541,806)	(5,753,980)
Pebblebrook Hotel Trust	(12,386)	(478,223)
		(6,232,203)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.96%) (Continued)
Savings & Loans - (0.26%)
People’s United Financial, Inc.	(245,752)	$(4,548,870)

Semiconductors - (0.37%)
Cabot Microelectronics Corp.	(22,790)	(2,569,117)
KLA-Tencor Corp.	(34,402)	(3,997,856)
		(6,566,973)
TOTAL COMMON STOCKS (Proceeds $331,822,462)		(335,126,360)

EXCHANGE-TRADED FUNDS - (4.79%)
Equity Funds - (4.79%)
SPDR® S&P 500® ETF Trust	(286,096)	(83,056,530)
VanEck Vectors Semiconductor ETF	(15,146)	(1,650,005)
		(84,706,535)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $82,974,800)		(84,706,535)

TOTAL SECURITIES SOLD SHORT (Proceeds $414,797,262)		$(419,832,895)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Akorn, Inc.	09/2018	$20.00	$(1,175,181)	(749)	$(80,518)
Bemis Co., Inc.	09/2018	50.00	(8,249,472)	(1,674)	(66,960)
SYNNEX Corp.	09/2018	95.00	(2,288,492)	(236)	(83,780)
Walt Disney Co. (The)	09/2018	110.00	(2,330,016)	(208)	(60,840)

TOTAL WRITTEN CALL OPTIONS (Premiums received $519,627)					(292,098)

Written Put Options
SPDR S&P 500 ETF Trust
	09/2018	286.00	(812,868)	(28)	(798)
	09/2018	287.00	(812,868)	(28)	(1,008)
	09/2018	288.00	(841,899)	(29)	(1,406)
United Technologies Corp.	11/2018	120.00	(18,543,360)	(1,408)	(192,896)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options (Continued)
Walt Disney Co. (The)	09/2018	$105.00	$(2,296,410)	(205)	$(3,383)

TOTAL WRITTEN PUT OPTIONS (Premiums received $212,433)					(199,491)

TOTAL WRITTEN OPTIONS (Premiums received $732,060)					$(491,589)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co.	Sky Plc	Paid 1 Month-LIBOR plus 150 bps	06/05/2019	—	—	$—	$(1,344,364)	$—
Goldman Sachs & Co.	Sky Plc	Paid 1 Month-LIBOR plus 45 bps	06/29/2019	—	—	—	(25,429,973)	—
						$—	$(26,774,337)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	11,240,608	AUD	15,636,100	Goldman Sachs & Co.	09/14/2018	$480,746
USD	566,340	AUD	787,800	Morgan Stanley & Co.	09/14/2018	8,438
CAD	15,921,500	USD	12,202,517	Goldman Sachs & Co.	09/14/2018	97,181
USD	20,906,645	CAD	27,278,400	Goldman Sachs & Co.	09/14/2018	60,006
USD	119,638,896	EUR	103,004,200	Goldman Sachs & Co.	09/14/2018	2,121,352
USD	56,452,986	GBP	43,529,550	Goldman Sachs & Co.	09/14/2018	1,616,503
USD	1,062,282	GBP	819,100	Morgan Stanley & Co.	09/14/2018	26,387
USD	8,340,304	NOK	69,917,200	Goldman Sachs & Co.	09/14/2018	215,368
NZD	147,000	USD	97,255	Goldman Sachs & Co.	09/14/2018	309
USD	5,543,541	NZD	8,379,000	Goldman Sachs & Co.	09/14/2018	326,386
						$4,952,676

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
AUD	16,302,600	USD	11,719,748	Goldman Sachs & Co.	09/14/2018	$(310,548)
AUD	8,400	USD	6,039	Morgan Stanley & Co.	09/14/2018	(108)
USD	3,594	AUD	5,000	Goldman Sachs & Co.	09/14/2018	(2)
USD	21,982,159	CAD	28,681,700	Goldman Sachs & Co.	09/14/2018	(284,096)
EUR	63,711,600	USD	74,000,724	Goldman Sachs & Co.	09/14/2018	(697,228)
GBP	27,188,900	USD	35,260,980	Goldman Sachs & Co.	09/14/2018	(784,040)
USD	29,686,692	GBP	22,890,700	Goldman Sachs & Co.	09/14/2018	(407,581)
NOK	6,991,200	USD	833,968	Goldman Sachs & Co.	09/14/2018	(5,030)
NZD	1,029,000	USD	680,787	Goldman Sachs & Co.	09/14/2018	(20,851)
USD	64,837	NZD	98,000	Goldman Sachs & Co.	09/14/2018	(505)
						$(2,509,989)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Bermuda	3.18%
United Kingdom	3.07%
Canada	2.93%
Israel	2.11%
India	1.18%
Spain	1.12%
Netherlands	0.89%
France	0.54%
Norway	0.46%
Finland	0.30%
New Zealand	0.27%
Hong Kong	0.05%
Australia	0.01%
United States	84.59%
Liabilities in Excess of Other Assets	(0.70)%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ASA - Allmennaksjeselskap is the Norwegian term for public limited company

AUD - Australian dollar

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CPR - Conditional Prepayment Rate

CVR - Contingent Value Rights

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

Ltd. - Limited

NOK - Norwegian krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NZD - New Zealand dollar

Oyj - Osakeyhtio is the Finnish equivalent of a public limited company

Plc - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

The following table summarizes The Arbitrage Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Aerospace & Defense	$152,774,290	$—	$—	$152,774,290
Apparel	22,579,968	—	—	22,579,968
Banks	108,578,661	—	—	108,578,661
Chemicals	8,865,572	—	—	8,865,572
Commercial Services	64,012,435	—	960,374	64,972,809
Computers & Computer Services	42,701,841	—	—	42,701,841
Construction Materials	29,412,948	—	—	29,412,948
Diversified Financial Services	3,982,078	—	—	3,982,078
Electric	832,092	—	—	832,092
Electronics	8,813,309	—	—	8,813,309
Entertainment	43,477,267	—	—	43,477,267
Food	102,482,519	—	59,119,522	161,602,041
Forest Products & Paper	19,885,304	—	—	19,885,304
Gas	35,636,882	—	—	35,636,882
Healthcare - Products	37,303,705	—	—	37,303,705
Healthcare - Services	68,129,444	—	21,650,790	89,780,234
Home Builders	4,406,559	—	—	4,406,559
Home Furnishings	28,425,094	—	—	28,425,094
Insurance	96,694,657	—	—	96,694,657
Internet	30,498,677	—	—	30,498,677
Lodging	25,580,469	—	—	25,580,469
Machinery - Diversified	7,241,969	—	—	7,241,969
Media	121,222,433	—	18,521,406	139,743,839
Mining	20,796,413	—	—	20,796,413
Oil & Gas	60,743,691	—	—	60,743,691
Packaging & Containers	69,487,997	—	—	69,487,997
Pharmaceuticals	8,708,779	—	—	8,708,779
Pipelines	13,939,064	—	—	13,939,064
Real Estate	5,329,106	—	—	5,329,106
Real Estate Investment Trusts	211,309,433	—	—	211,309,433
Retail	13,360,918	—	—	13,360,918
Semiconductors	4,588,263	—	—	4,588,263
Software	89,975,441	—	—	89,975,441
Rights	—	—	1,391,491	1,391,491
Mutual Funds	40,997,879	—	—	40,997,879
Purchased Options	1,503,432	—	—	1,503,432
Short-Term Investments	74,168,665	—	—	74,168,665
TOTAL	$1,678,447,254	$—	$101,643,583	$1,780,090,837

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,952,676	$—	$4,952,676
Liabilities
Common Stocks***	(335,126,360)	—	—	(335,126,360)
Exchange-Traded Funds	(84,706,535)	—	—	(84,706,535)
Written Options	(491,589)	—	—	(491,589)
Forward Foreign Currency Exchange Contracts	—	(2,509,989)	—	(2,509,989)
TOTAL	$(420,324,484)	$2,442,687	$—	$(417,881,797)

*                      Refer to footnote 2 where leveling hierarchy is defined.

**               Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

***        Refer to Portfolio of Investments for sector information.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2018:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018	Net change in Unrealized Appreciation (Depreciation) attributable to Level 3 investments held at August 31, 2018
Common Stocks	$98,838,726	$—	$1,413,366	$—	$—	$—	$—	$100,252,092	$1,413,366
Rights	1,020,012		40,154	331,325	—		—	1,391,491	40,154
Total	$99,858,738	$—	$1,453,520	$331,325	$—	$—	$—	$101,643,583	$1,453,520

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of August 31, 2018:

Investments in Securities	Fair Value at August 31, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$100,252,092	Deal Value	Final determination on Dissent	$0 - $77	$16.44
Rights	1,391,491	Discounted, probability adjusted value	Discount Rate, Probability	0 - 10%, 90 - 100%	$0.82

The Arbitrage Event-Driven Fund	Portfolio of Investments
August 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 58.90%
Auto Parts & Equipment - 1.02%
Federal-Mogul Holdings LLC(a)(b)(c)	73,488	$734,880
Grammer AG(a)	11,139	775,776
		1,510,656
Chemicals - 1.96%
Ashland Global Holdings, Inc.(d)	28,619	2,409,720
Axalta Coating Systems Ltd.(a)(d)	16,239	495,289
		2,905,009
Commercial Services - 1.89%
Nielsen Holdings Plc(d)	42,845	1,113,970
Travelport Worldwide Ltd.(d)	91,500	1,699,155
		2,813,125
Computers & Computer Services - 3.62%
Dell Technologies, Inc., Class V(a)(d)	12,891	1,239,728
DXC Technology Co.(d)(e)	16,313	1,485,951
Gemalto N.V.(a)(d)	16,394	951,847
Perspecta, Inc.(d)	70,320	1,635,643
Radisys Corp.(a)(d)	41,861	66,559
		5,379,728
Food - 5.02%
Hain Celestial Group, Inc. (The)(a)(d)	57,430	1,640,201
Pinnacle Foods, Inc.(d)	87,589	5,817,661
		7,457,862
Gas - 2.01%
Vectren Corp.(d)	42,017	2,991,610

Healthcare - Products - 1.29%
NxStage Medical, Inc.(a)(d)	67,676	1,917,938

Healthcare - Services - 3.94%
Aetna, Inc.(d)	8,317	1,665,646
Air Methods Corp.(a)(b)(c)	158,779	1,706,874
Envision Healthcare Corp.(a)(d)	25,117	1,139,307
Humana, Inc.(d)	4,011	1,336,706
		5,848,533
Household Products/Wares - 0.35%
Ontex Group N.V.	18,110	519,644

Insurance - 2.46%
XL Group Ltd.(d)	63,618	3,651,037

Internet - 0.60%
Symantec Corp.(d)	44,386	894,822

Lodging - 2.31%
Hilton Grand Vacations, Inc.(a)	8,649	282,476
Wyndham Destinations, Inc.	7,211	318,726

	Shares	Value
COMMON STOCKS - 58.90% (Continued)
Lodging - 2.31% (Continued)
Wyndham Hotels & Resorts, Inc.(d)	49,713	$2,821,213
		3,422,415
Media - 9.51%
CBS Corp., Class B, NVDR(d)	19,115	1,013,477
Kabel Deutschland Holding AG(d)	4,477	550,848
Sky Plc(d)	42,333	845,467
Starz, Class A(a)(b)(c)	45,487	1,615,698
Tribune Media Co., Class A	34,911	1,287,867
Twenty-First Century Fox, Inc., Class A(d)(e)	181,787	8,253,130
Viacom, Inc., Class B(d)	19,115	559,687
		14,126,174
Mining - 1.17%
Vedanta Resources Plc	160,508	1,737,557

Miscellaneous Manufacturing - 2.17%
Trinity Industries, Inc.(d)	90,037	3,226,926

Office/Business Equip - 1.21%
Xerox Corp.(d)	64,646	1,801,037

Oil & Gas - 2.25%
Andeavor(d)	21,905	3,346,865

Pharmaceuticals - 1.72%
Akorn, Inc.(a)(d)(e)	14,276	223,990
Bayer AG(d)	10,136	945,700
Express Scripts Holding Co.(a)	5,800	510,516
Paratek Pharmaceuticals, Inc.(a)(d)	85,791	879,358
		2,559,564
Real Estate Investment Trusts - 10.54%
Corepoint Lodging, Inc.(d)	88,277	1,840,575
Education Realty Trust, Inc.(d)	102,423	4,238,264
Forest City Realty Trust, Inc., Class A(d)	200,828	5,050,824
Macerich Co. (The)(d)	36,639	2,152,175
Prologis, Inc.	93	6,225
Spirit MTA REIT(a)(d)	29,954	321,107
Spirit Realty Capital, Inc.(d)	244,497	2,046,440
		15,655,610
Retail - 0.37%
Home Depot, Inc. (The)	1,756	352,552
Tractor Supply Co.	2,217	195,717
		548,269
Semiconductors - 0.76%
Integrated Device Technology, Inc.(a)	17,580	746,974
NXP Semiconductors N.V.(a)	4,028	375,168
		1,122,142

	Shares	Value
COMMON STOCKS - 58.90% (Continued)
Software - 0.46%
Link Mobility Group ASA(a)	25,983	$686,278

Telecommunications - 0.94%
NETGEAR, Inc.(a)(d)(e)	19,621	1,390,148

Transportation - 1.33%
Norfolk Southern Corp.(d)	11,321	1,968,043

TOTAL COMMON STOCKS (Cost $85,703,215)		87,480,992

EXCHANGE-TRADED FUNDS - 2.80%
Equity Funds - 2.80%
Consumer Discretionary Select Sector SPDR Fund	4,917	575,043
Consumer Staples Select Sector SPDR® Fund(d)	50,569	2,719,601
Industrial Select Sector SPDR® Fund	11,100	855,810
		4,150,454
TOTAL EXCHANGE-TRADED FUNDS (Cost $4,028,610)		4,150,454

RIGHTS - 0.00%
Cubist Pharmaceuticals, Inc. CPR, Expires 07/01/2019(a)(b)(c)	34,500	—

TOTAL RIGHTS (Cost $0)		—

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 21.13%
Biotechnology - 3.23%
AMAG Pharmaceuticals, Inc.(f)	09/01/2023	7.875%	$4,524,000	$4,791,187

Chemicals - 4.18%
Hexion, Inc.(d)	04/15/2020	6.625%	1,444,000	1,366,385
Hexion, Inc. / Hexion Nova Scotia Finance ULC	11/15/2020	9.000%	633,000	536,468
Platform Specialty Products Corp.(d)(f)
	02/01/2022	6.500%	2,383,000	2,436,617
	12/01/2025	5.875%	1,887,000	1,872,847
				6,212,317
Commercial Services - 2.00%
Rent-A-Center, Inc.	11/15/2020	6.625%	2,943,000	2,965,073

Construction Materials - 1.57%
USG Corp.(d)(f)	06/01/2027	4.875%	2,297,000	2,325,046

Food - 1.04%
SUPERVALU, Inc.	11/15/2022	7.750%	1,493,000	1,548,988

Healthcare - Products - 1.69%
Universal Hospital Services, Inc.(d)	08/15/2020	7.625%	2,508,000	2,514,270

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 21.13% (Continued)
Healthcare - Services - 3.32%
Envision Healthcare Corp.(d)(f)	12/01/2024	6.250%	$135,000	$144,113
LifePoint Health, Inc.	05/01/2024	5.375%	4,608,000	4,786,560
				4,930,673
Lodging - 0.75%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	12/01/2024	6.125%	1,080,000	1,112,400

Mining - 0.81%
Lundin Mining Corp.(d)(f)	11/01/2022	7.875%	1,158,000	1,210,110

Retail - 2.54%
GameStop Corp.(d)(f)	03/15/2021	6.750%	3,759,000	3,777,795

Telecommunications - 0.00%
Avaya, Inc.(b)(c)(g)	04/01/2019	7.000%	6,579,000	—
Avaya, Inc.(b)(c)(g)	03/01/2021	10.500%	1,583,000	—
				—
TOTAL CORPORATE BONDS & NOTES (Cost $31,513,620)				31,387,859

CONVERTIBLE CORPORATE BONDS - 1.41%
Aerospace & Defense - 1.41%
Arconic, Inc.(d)	10/15/2019	1.625%	2,034,002	2,094,330

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,081,185)				2,094,330

	Shares	Value
MUTUAL FUNDS - 5.80%
Altaba, Inc.(a)(d)	96,384	6,703,507
John Laing Infrastructure Fund Ltd.(d)	1,013,097	1,914,981

TOTAL MUTUAL FUNDS (Cost $8,164,787)		8,618,488

WARRANTS - 0.02%
Telecommunications - 0.02%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(c)	5,832	27,702

TOTAL WARRANTS (Cost $0)		27,702

	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - 0.65%
Sovereign - 0.65%
U.S. Treasury Bond	02/15/2048	3.000%	$970,800	$965,908

TOTAL U.S. TREASURY & GOVERNMENT AGENCIES (Cost $953,910)				965,908

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.08%
Call Options Purchased - 0.03%
Akorn, Inc.
	09/2018	$15.00	$87,864	56	$14,280
	09/2018	17.50	3,138	2	335
Keurig Dr Pepper, Inc.	10/2018	25.00	490,200	215	2,688
NETGEAR, Inc.	09/2018	65.00	276,315	39	24,570

TOTAL CALL OPTIONS PURCHASED (Cost $59,512)					41,873

Put Options Purchased - 0.05%
Akorn, Inc.
	09/2018	12.50	136,503	87	7,177
	10/2018	12.50	134,934	86	19,350
SPDR S&P 500 ETF Trust
	09/2018	273.00	3,106,317	107	4,066
	09/2018	275.00	3,077,286	106	4,717
	09/2018	278.00	3,135,348	108	5,940
Twenty-First Century Fox, Inc.
	01/2019	35.00	1,516,360	334	10,855
	01/2019	36.00	1,811,460	399	15,960
	01/2019	37.00	658,300	145	6,163
	01/2019	38.00	40,860	9	450
Walt Disney Co. (The)	01/2019	105.00	190,434	17	3,944

TOTAL PUT OPTIONS PURCHASED (Cost $251,498)					78,622

TOTAL PURCHASED OPTIONS (Cost $311,010)					120,495

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 9.10%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	1.851	%(h)	13,521,328	13,521,328

TOTAL SHORT-TERM INVESTMENTS (Cost $13,521,328)				13,521,328

Total Investments - 99.89% (Cost $146,277,665)				148,367,556

Other Assets in Excess of Liabilities - 0.11%(i)				159,463

NET ASSETS - 100.00%				$148,527,019

Portfolio Footnotes

(a)	Non-income-producing security.
(b)

Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2018, the total market value of these securities was $4,057,452, representing 2.73% of net assets.

(c)	Security considered illiquid. On August 31, 2018, the total market value of these securities was $4,085,154, representing 2.75% of net assets.
(d)

Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At August 31, 2018, the aggregate market value of those securities was $84,693,976, representing 57.02% of net assets.

(e)	Underlying security for a written/purchased call/put option.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2018, these securities had a total value of $16,557,715 or 11.15% of net assets.

(g)	Security in default on interest payments.
(h)	Rate shown is the 7-day effective yield as of August 31, 2018.
(i)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/06/2017	Air Methods Corp.	$1,695,010	$1,706,874	1.15%
12/15/2017	Avaya Holdings Corp., Exercise Price $25.55	—	27,702	0.02
10/13/2016	Avaya, Inc.	—	—	0.00
08/03/2017	Avaya, Inc.	—	—	0.00
12/12/2011	Cubist Pharmaceuticals, Inc. CPR	—	—	0.00
01/18/2017	Federal-Mogul Holdings LLC	736,295	734,880	0.49
11/29/2016	Starz, Class A	1,544,348	1,615,698	1.09
			$4,085,154	2.75%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (25.02%)
Beverages - (1.17%)
Keurig Dr Pepper, Inc.	(76,014)	$(1,733,119)

Biotechnology - (0.41%)
Cambrex Corp.	(9,159)	(617,317)

Chemicals - (0.96%)
Eastman Chemical Co.	(2,204)	(213,854)
International Flavors & Fragrances, Inc.	(3,880)	(505,525)
PPG Industries, Inc.	(779)	(86,111)
RPM International, Inc.	(1,310)	(88,425)
Sensient Technologies Corp.	(6,462)	(458,931)
Sherwin-Williams Co. (The)	(175)	(79,727)
		(1,432,573)
Commercial Services - (0.23%)
Booz Allen Hamilton Holding Corp.	(6,729)	(344,256)

Computers & Computer Services - (0.96%)
CACI International, Inc., Class A	(1,810)	(352,950)
CGI Group, Inc., Class A	(5,979)	(392,043)
International Business Machines Corp.	(2,486)	(364,149)
Science Applications International Corp.	(3,445)	(310,808)
		(1,419,950)
Electrical Components & Equipment - (0.76%)
Energizer Holdings, Inc.	(17,716)	(1,126,560)

Entertainment - (0.49%)
Marriott Vacations Worldwide Corp.	(6,065)	(721,735)

Food - (1.41%)
Conagra Brands, Inc.	(56,881)	(2,090,377)

Healthcare - Services - (0.18%)
Cigna Corp.	(1,413)	(266,124)

Internet - (3.98%)
Alibaba Group Holding Ltd., Sponsored ADR	(33,813)	(5,917,613)

Lodging - (1.92%)
Choice Hotels International, Inc.	(11,483)	(896,248)
Extended Stay America, Inc.	(7,945)	(160,330)
Hilton Worldwide Holdings, Inc.	(11,927)	(925,774)
Marriott International, Inc., Class A	(6,915)	(874,540)
		(2,856,892)
Media - (3.53%)
Discovery, Inc., Class A	(42,195)	(1,174,287)
Walt Disney Co. (The)	(36,321)	(4,068,678)
		(5,242,965)
Miscellaneous Manufacturing - (0.62%)
Dover Corp.	(10,723)	(920,784)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (25.02%) (Continued)
Oil & Gas - (1.93%)
Marathon Petroleum Corp.	(34,816)	$(2,865,009)

Pharmaceuticals - (0.69%)
CVS Health Corp.	(6,969)	(524,348)
Merck KGaA	(4,705)	(494,141)
		(1,018,489)
Real Estate Investment Trusts - (1.26%)
DiamondRock Hospitality Co.	(13,859)	(165,753)
Hospitality Properties Trust	(5,473)	(158,662)
Host Hotels & Resorts, Inc.	(23,305)	(501,757)
National Retail Properties, Inc.	(11,932)	(549,946)
Realty Income Corp.	(8,398)	(491,871)
		(1,867,989)
Retail - (0.78%)
Lowe’s Companies, Inc.	(10,712)	(1,164,930)

Software - (0.42%)
Pivotal Software, Inc., Class A	(1,495)	(41,486)
SecureWorks Corp., Class A	(773)	(10,289)
VMware, Inc., Class A	(3,777)	(578,863)
		(630,638)
Transportation - (1.69%)
CSX Corp.	(33,792)	(2,506,015)

Trucking & Leasing - (1.63%)
GATX Corp.	(22,510)	(1,900,969)
Greenbrier Cos., Inc. (The)	(9,004)	(522,232)
		(2,423,201)
TOTAL COMMON STOCKS (Proceeds $35,943,123)		(37,166,536)

EXCHANGE-TRADED FUNDS - (13.70%)
Equity Funds - (13.70%)
Consumer Staples Select Sector SPDR® Fund	(21,848)	(1,174,985)
Industrial Select Sector SPDR® Fund	(7,653)	(590,046)
iShares® Russell 2000 Value ETF	(9,269)	(1,268,648)
SPDR® S&P 500® ETF Trust	(52,295)	(15,181,762)
VanEck Vectors Semiconductor ETF	(1,238)	(134,868)
Vanguard Real Estate ETF	(23,702)	(1,992,153)
		(20,342,462)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $19,964,827)		(20,342,462)

SCHEDULE OF SECURITIES SOLD SHORT	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (1.50%)
Beverages - (0.82%)
Keurig Dr Pepper, Inc.	12/15/2046	4.420%	$(1,316,000)	$(1,217,957)

Lodging - (0.68%)
Wyndham Destinations, Inc.	03/01/2023	3.900%	(1,080,000)	(1,007,100)

TOTAL CORPORATE BONDS (Proceeds $2,205,481)				(2,225,057)

TOTAL SECURITIES SOLD SHORT (Proceeds $58,113,431)				$(59,734,055)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Akorn, Inc.	09/2018	$20.00	$(91,002)	(58)	$(6,235)
DXC Technology Co.	09/2018	90.00	(582,976)	(64)	(12,800)
Walt Disney Co. (The)	09/2018	110.00	(190,434)	(17)	(4,973)

TOTAL WRITTEN CALL OPTIONS (Premiums received $32,919)					(24,008)

Written Put Options
DXC Technology Co.
	09/2018	82.50	(291,488)	(32)	(240)
	09/2018	85.00	(291,488)	(32)	(640)
SPDR S&P 500 ETF Trust
	09/2018	286.00	(174,186)	(6)	(171)
	09/2018	287.00	(203,217)	(7)	(252)
	09/2018	288.00	(174,186)	(6)	(291)
Walt Disney Co. (The)	09/2018	105.00	(212,838)	(19)	(313)

TOTAL WRITTEN PUT OPTIONS (Premiums received $6,043)					(1,907)

TOTAL WRITTEN OPTIONS (Premiums received $38,962)					$(25,915)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co.	Firstgroup Plc	Paid 1 Month-LIBOR plus 90 bps	04/12/2019	—	—	$—	$(214,161)	$—
Morgan Stanley & Co.	Sky Plc	Paid 1 Month-LIBOR plus 150 bps	06/05/2019	—	—	—	(239,763)	—
Goldman Sachs & Co.	Sky Plc	Paid 1 Month-LIBOR plus 45 bps	06/29/2019	—	—	—	(2,746,126)	—
						$—	$(3,200,050)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	441,400	USD	512,684	Goldman Sachs & Co.	09/14/2018	$2,309
USD	5,218,830	EUR	4,493,200	Goldman Sachs & Co.	09/14/2018	81,920
USD	2,638,262	GBP	2,034,300	Goldman Sachs & Co.	09/14/2018	58,146
USD	697,383	NOK	5,846,200	Goldman Sachs & Co.	09/14/2018	18,035
						$160,410

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,414,700	USD	1,643,168	Goldman Sachs & Co.	09/14/2018	$(12,442)
USD	279,571	EUR	240,700	Goldman Sachs & Co.	09/14/2018	(5,361)
GBP	676,900	USD	877,864	Goldman Sachs & Co.	09/14/2018	(11,755)
USD	1,006,127	GBP	775,800	Goldman Sachs & Co.	09/14/2018	(6,724)
NOK	5,846,200	USD	697,383	Goldman Sachs & Co.	09/14/2018	(4,207)
						$(40,489)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United Kingdom	3.00%
Bermuda	2.46%
Germany	1.53%
India	1.17%
Netherlands	0.89%
Canada	0.81%
Norway	0.46%
Belgium	0.35%
United States	89.22%
Other Assets in Excess of Liabilities	0.11%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CPR - Conditional Prepayment Rate

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

NOK - Norwegian krone

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR - Non-Voting Depository Receipt

Plc - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

ULC - Unlimited Liability Company

USD - United States Dollar

The following table summarizes The Arbitrage Event-Driven Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$—	$775,776	$734,880	$1,510,656
Chemicals	2,905,009	—	—	2,905,009
Commercial Services	2,813,125	—	—	2,813,125
Computers & Computer Services	5,379,728	—	—	5,379,728
Food	7,457,862	—	—	7,457,862
Gas	2,991,610	—	—	2,991,610
Healthcare - Products	1,917,938	—	—	1,917,938
Healthcare - Services	4,141,659	—	1,706,874	5,848,533
Household Products/Wares	519,644	—	—	519,644
Insurance	3,651,037	—	—	3,651,037
Internet	894,822	—	—	894,822
Lodging	3,422,415	—	—	3,422,415
Media	12,510,476	—	1,615,698	14,126,174
Mining	1,737,557	—	—	1,737,557
Miscellaneous Manufacturing	3,226,926	—	—	3,226,926
Office/Business Equip	1,801,037	—	—	1,801,037
Oil & Gas	3,346,865	—	—	3,346,865
Pharmaceuticals	2,559,564	—	—	2,559,564
Real Estate Investment Trusts	15,655,610	—	—	15,655,610
Retail	548,269	—	—	548,269
Semiconductors	1,122,142	—	—	1,122,142
Software	686,278	—	—	686,278
Telecommunications	1,390,148	—	—	1,390,148
Transportation	1,968,043	—	—	1,968,043
Exchange-Traded Funds	4,150,454	—	—	4,150,454
Rights	—	—	—	—
Corporate Bonds
Biotechnology	—	4,791,187	—	4,791,187
Chemicals	—	6,212,317	—	6,212,317
Commercial Services	—	2,965,073	—	2,965,073
Construction Materials	—	2,325,046	—	2,325,046
Food	—	1,548,988	—	1,548,988
Healthcare - Products	—	2,514,270	—	2,514,270
Healthcare - Services	—	4,930,673	—	4,930,673
Lodging	—	1,112,400	—	1,112,400
Mining	—	1,210,110	—	1,210,110
Retail	—	3,777,795	—	3,777,795
Telecommunications	—	—	—	—
Convertible Corporate Bonds**	—	2,094,330	—	2,094,330
Mutual Funds	8,618,488	—	—	8,618,488
Warrants**	—	27,702	—	27,702
U.S. Treasury & Government Agencies	—	965,908	—	965,908
Purchased Options	120,495	—	—	120,495
Short-Term Investments	13,521,328	—	—	13,521,328
TOTAL	$109,058,529	$35,251,575	$4,057,452	$148,367,556

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$160,410	$—	$160,410
Liabilities
Common Stocks**	(37,166,536)	—	—	(37,166,536)
Exchange-Traded Funds	(20,342,462)	—	—	(20,342,462)
Corporate Bonds**	—	(2,225,057)	—	(2,225,057)
Written Options	(25,915)	—	—	(25,915)
Forward Foreign Currency Exchange Contracts	—	(40,489)	—	(40,489)
TOTAL	$(57,534,913)	$(2,105,136)	$—	$(59,640,049)

*                      Refer to footnote 2 where leveling hierarchy is defined.

**               Refer to Portfolio of Investments for sector information.

***        Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2018:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018	Net change in Unrealized Appreciation (Depreciation) attributable to Level 3 investments held at August 31, 2018

Common Stock	$3,934,158	$—	$123,294	$—	$—	$—	$—	$4,057,452	$123,294
Rights	—	—	—	—	—	—	—	—	—
Total	$3,934,158	$—	$123,294	$—	$—	$—	$—	$4,057,452	$123,294

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of August 31, 2018:

Investments in Securities	Fair Value at August 31, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$4,057,452	Deal Value	Final determination on Dissent	$0 - $35.52	$12.99
Rights	—	Discounted, probability adjusted value	Discount Rate, Probability	10%, 0%	0

The Water Island Credit Opportunities Fund	Portfolio of Investments
August 31, 2018 (unaudited)

			Shares	Value
COMMON STOCKS - 0.26%
Computers & Computer Services - 0.26%
Engility Holdings, Inc.(a)			4,000	$138,840

TOTAL COMMON STOCKS (Cost $140,014)				138,840

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 79.98%
Aerospace & Defense - 4.33%
KLX, Inc.(b)	12/01/2022	5.875%	$2,230,000	$2,308,050

Biotechnology - 3.96%
AMAG Pharmaceuticals, Inc.(b)	09/01/2023	7.875%	1,994,000	2,111,766

Chemicals - 12.42%
A Schulman, Inc.(c)	06/01/2023	6.875%	2,000,000	2,105,800
Hexion, Inc.	04/15/2020	6.625%	238,000	225,207
Hexion, Inc. / Hexion Nova Scotia Finance ULC	11/15/2020	9.000%	110,000	93,225
Momentive Performance Materials, Inc.	10/24/2021	3.880%	1,200,000	1,281,000
Platform Specialty Products Corp.(b)(c)	02/01/2022	6.500%	1,580,000	1,615,550
Platform Specialty Products Corp.(b)	12/01/2025	5.875%	1,316,000	1,306,130
				6,626,912
Coal - 0.00%
Peabody Energy Corp.(d)(e)(f)	03/15/2022	10.000%	750,000	—

Commercial Services - 3.73%
Rent-A-Center, Inc.	11/15/2020	6.625%	1,973,000	1,987,798

Computers & Computer Services - 2.07%
Banff Merger Sub, Inc.(b)	09/01/2026	9.750%	1,100,000	1,102,750

Construction Materials - 2.67%
USG Corp.(b)(c)	06/01/2027	4.875%	1,409,000	1,426,204

Engineering & Construction - 1.64%
Obrascon Huarte Lain SA(c)	03/15/2023	5.500%	750,000	873,836

Entertainment - 6.06%
Pinnacle Entertainment, Inc.	05/01/2024	5.625%	1,162,000	1,220,100
Scientific Games International, Inc.(c)	12/01/2022	10.000%	1,905,000	2,014,728
				3,234,828
Food - 6.24%
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	01/15/2024	5.875%	1,000,000	1,050,000
SUPERVALU, Inc.(c)	11/15/2022	7.750%	2,197,000	2,279,388
				3,329,388
Healthcare - Products - 3.34%
Universal Hospital Services, Inc.	08/15/2020	7.625%	1,777,000	1,781,443

Healthcare - Services - 8.05%
Envision Healthcare Corp.(b)	12/01/2024	6.250%	2,044,000	2,181,970

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 79.98% (Continued)
Healthcare - Services - 8.05% (Continued)
LifePoint Health, Inc.(c)	05/01/2024	5.375%	$2,034,000	$2,112,817
				4,294,787
Lodging - 1.92%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.	12/01/2024	6.125%	995,000	1,024,850

Machinery - Diversified - 1.78%
Xerium Technologies, Inc.	08/15/2021	9.500%	905,000	951,381

Metal Fabricate & Hardware - 3.76%
Novelis Corp.(b)	09/30/2026	5.875%	2,063,000	2,008,949

Mining - 5.30%
Aleris International, Inc.(b)	07/15/2023	10.750%	1,901,000	2,024,565
Lundin Mining Corp.(b)(c)	11/01/2022	7.875%	768,000	802,560
				2,827,125
Oil & Gas - 1.83%
Comstock Escrow Corp.(b)	08/15/2026	9.750%	1,000,000	976,250

Retail - 2.47%
GameStop Corp.(b)(c)	03/15/2021	6.750%	1,309,000	1,315,545

Software - 8.41%
BMC Software Finance, Inc.(b)	07/15/2021	8.125%	2,000,000	2,044,420
Dun & Bradstreet Corp. (The)	12/01/2022	4.625%	300,000	303,628
TIBCO Software, Inc.(b)(c)	12/01/2021	11.375%	2,000,000	2,140,000
				4,488,048
Telecommunications - 0.00%
Avaya, Inc.(d)(e)(f)	04/01/2019	7.000%	3,809,000	—
Avaya, Inc.(d)(e)(f)	03/01/2021	10.500%	986,000	—
				—
TOTAL CORPORATE BONDS & NOTES (Cost $42,752,257)				42,669,910

CONVERTIBLE CORPORATE BONDS - 5.90%
Aerospace & Defense - 1.36%
Arconic, Inc.	10/15/2019	1.625%	708,000	729,000

Semiconductors - 4.54%
Rovi Corp.(c)	03/01/2020	0.500%	1,000,000	951,581
Synaptics, Inc.	06/15/2022	0.500%	1,500,000	1,469,900
				2,421,481
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,140,356)				3,150,481

	Shares	Value
WARRANTS - 0.03%
Telecommunications - 0.03%
Avaya Holdings Corp., Exercise Price $25.55, Expires 12/15/2022(a)(d)	3,171	$15,062

TOTAL WARRANTS (Cost $0)		15,062

	Maturity Date	Rate	Principal Amount	Value
U.S. TREASURY & GOVERNMENT AGENCIES - 2.70%
Sovereign - 2.70%
U.S. Treasury Bond			1,448,400	$1,441,101

TOTAL U.S. TREASURY & GOVERNMENT AGENCIES (Cost $1,440,340)				1,441,101

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 5.96%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	1.851	%(g)	3,178,530	3,178,530

TOTAL SHORT-TERM INVESTMENTS (Cost $3,178,530)				3,178,530

Total Investments - 94.83% (Cost $50,651,497)				50,593,924

Other Assets in Excess of Liabilities - 5.17%(h)				2,759,451

NET ASSETS - 100.00%				$53,353,375

Portfolio Footnotes

(a)	Non-income-producing security.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2018, these securities had a total value of $23,364,709 or 43.79% of net assets.

(c)

Security, or a portion of security, is being held as collateral for short sales or forward foreign currency exchange contracts. At August 31, 2018, the aggregate market value of those securities was $14,206,714, representing 26.63% of net assets.

(d)	Security considered illiquid. On August 31, 2018, the total market value of this security was $15,062, representing 0.03% of net assets.
(e)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2018, the total market value of these securities was $0, representing 0.0% of net assets.
(f)	Security in default on interest payments.
(g)	Rate shown is the 7-day effective yield as of August 31, 2018.
(h)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund's illiquid securities as of August 31, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
12/15/2017	Avaya Holdings Corp., Exercise Price $25.55	$—	$15,062	0.03%
12/15/2017	Avaya, Inc.	—	—	0.00
12/15/2017	Avaya, Inc.	—	—	0.00
04/05/2017	Peabody Energy Corp.	—	—	0.00
			$15,062	0.03%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (0.95%)
Semiconductors - (0.95%)
Synaptics, Inc.	(10,500)	$(506,730)

TOTAL COMMON STOCKS (Proceeds $500,171)		(506,730)

EXCHANGE-TRADED FUNDS - (4.38%)
Debt Fund - (4.38%)
SPDR Bloomberg Barclays High Yield Bond ETF	(65,000)	(2,340,000)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,320,891)		(2,340,000)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - (7.14%)
Beverages - (1.43%)
Keurig Dr Pepper, Inc.	12/15/2046	4.420%	$(824,000)	$(762,611)

Engineering & Construction - (2.00%)
Engility Corp.	09/01/2024	8.875%	(1,000,000)	(1,067,500)

Food - (1.97%)
JM Smucker Co. (The)	03/15/2045	4.375%	(1,128,000)	(1,049,745)

Lodging - (1.74%)
Wyndham Destinations, Inc.	03/01/2023	3.900%	(995,000)	(927,838)

TOTAL CORPORATE BONDS (Proceeds $3,839,818)				(3,807,694)

TOTAL SECURITIES SOLD SHORT (Proceeds $6,660,880)				$(6,654,424)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	878,090	EUR	756,000	Goldman Sachs & Co.	09/14/2018	$19,384

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Spain	1.64%
Canada	1.50%
United States	91.69%
Other Assets in Excess of Liabilities	5.17%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ETF - Exchange-Traded Fund

EUR - Euro

LLC - Limited Liability Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SPDR - Standard & Poor’s Depositary Receipt

ULC - Unlimited Liability Company

USD - United States Dollar

The following table summarizes The Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks**	$138,840	$—	$—	$138,840
Corporate Bonds
Aerospace & Defense	—	2,308,050	—	2,308,050
Biotechnology	—	2,111,766	—	2,111,766
Chemicals	—	6,626,912	—	6,626,912
Coal	—	—	—	—
Commercial Services	—	1,987,798	—	1,987,798
Computers & Computer Services	—	1,102,750	—	1,102,750
Construction Materials	—	1,426,204	—	1,426,204
Engineering & Construction	—	873,836	—	873,836
Entertainment	—	3,234,828	—	3,234,828
Food	—	3,329,388	—	3,329,388
Healthcare - Products	—	1,781,443	—	1,781,443
Healthcare - Services	—	4,294,787	—	4,294,787
Lodging	—	1,024,850	—	1,024,850
Machinery - Diversified	—	951,381	—	951,381
Metal Fabricate & Hardware	—	2,008,949	—	2,008,949
Mining	—	2,827,125	—	2,827,125
Oil & Gas	—	976,250	—	976,250
Retail	—	1,315,545	—	1,315,545
Software	—	4,488,048	—	4,488,048
Telecommunications	—	—	—	—
Convertible Corporate Bonds**	—	3,150,481	—	3,150,481
Warrants**	—	15,062	—	15,062
U.S. Treasury & Government Agencies	—	1,441,101	—	1,441,101
Short-Term Investments	3,178,530	—	—	3,178,530
TOTAL	$3,317,370	$47,276,554	$—	$50,593,924

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$19,384	$—	$19,384
Liabilities
Common Stocks**	(506,730)	—	—	(506,730)
Exchange-Traded Funds	(2,340,000)	—	—	(2,340,000)
Corporate Bonds**	—	(3,807,694)	—	(3,807,694)
TOTAL	$(2,846,730)	$(3,788,310)	$—	$(6,635,040)

*                      Refer to footnote 2 where leveling hierarchy is defined.

**               Refer to Portfolio of Investments for sector information.

***        Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2018:

Investments in Securities	Balance as of May 31, 2018	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018	Net change in Unrealized Appreciation (Depreciation) attributable to Level 3 investments held at August 31, 2018

Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—
Total	$0	$—	$—	$—	$—	$—	$—	$0	$—

The Arbitrage Tactical Equity Fund	Portfolio of Investments
August 31, 2018 (unaudited)

	Shares	Value
COMMON STOCKS - 66.95%
Auto Parts & Equipment - 1.26%
Federal-Mogul Holdings LLC(a)(b)(c)	2,755	$27,550

Chemicals - 2.89%
Ashland Global Holdings, Inc.(d)	578	48,668
Axalta Coating Systems Ltd.(a)(d)	477	14,548
		63,216
Commercial Services - 6.21%
Herc Holdings, Inc.(a)(d)	956	50,266
Nielsen Holdings Plc(d)	1,300	33,800
Travelport Worldwide Ltd.(d)	2,787	51,755
		135,821
Computers & Computer Services - 6.06%
Dell Technologies, Inc., Class V(a)(d)	391	37,602
DXC Technology Co.(d)(e)	496	45,181
Perspecta, Inc.(d)	2,136	49,683
		132,466
Food - 2.28%
Hain Celestial Group, Inc. (The)(a)(d)	1,745	49,837

Healthcare - Services - 6.74%
Aetna, Inc.(d)	253	50,668
Air Methods Corp.(a)(b)(c)	2,513	27,015
Envision Healthcare Corp.(a)(d)	685	31,072
Humana, Inc.(d)	116	38,658
		147,413
Internet - 1.24%
Symantec Corp.(d)	1,349	27,196

Lodging - 4.63%
Hilton Grand Vacations, Inc.(a)	262	8,557
Wyndham Destinations, Inc.	219	9,680
Wyndham Hotels & Resorts, Inc.(d)	1,464	83,082
		101,319
Media - 4.53%
CBS Corp., Class B, NVDR(d)	565	29,956
Kabel Deutschland Holding AG(d)	133	16,364
Starz, Class A(a)(b)(c)	474	16,837
tronc, Inc.(a)(d)	1,171	19,322
Viacom, Inc., Class B(d)	565	16,543
		99,022
Miscellaneous Manufacturing - 2.89%
Trinity Industries, Inc.(d)	1,767	63,329

Office/Business Equip - 1.66%
Xerox Corp.(d)	1,304	36,329

	Shares	Value
COMMON STOCKS - 66.95% (Continued)
Pharmaceuticals - 5.33%
Bayer AG(d)	304	$28,364
Express Scripts Holding Co.(a)(d)	171	15,051
McKesson Europe AG	1,527	46,439
Paratek Pharmaceuticals, Inc.(a)(d)	2,609	26,742
		116,596
Real Estate Investment Trusts - 14.64%
Corepoint Lodging, Inc.(d)	2,681	55,899
Education Realty Trust, Inc.(d)	3,119	129,064
Macerich Co. (The)(d)	1,084	63,674
Spirit MTA REIT(a)(d)	879	9,423
Spirit Realty Capital, Inc.(d)	7,421	62,114
		320,174
Retail - 0.76%
Home Depot, Inc. (The)	53	10,641
Tractor Supply Co.	67	5,915
		16,556
Semiconductors - 1.20%
Integrated Device Technology, Inc.(a)	518	22,010
NXP Semiconductors N.V.(a)	46	4,284
		26,294
Telecommunications - 1.90%
NETGEAR, Inc.(a)(e)	587	41,589

Transportation - 2.73%
Norfolk Southern Corp.(d)	344	59,801

TOTAL COMMON STOCKS (Cost $1,432,848)		1,464,508

EXCHANGE-TRADED FUNDS - 5.57%
Equity Funds - 5.57%
Consumer Discretionary Select Sector SPDR Fund	150	17,542
Consumer Staples Select Sector SPDR® Fund(d)	1,473	79,218
Industrial Select Sector SPDR® Fund	326	25,135
		121,895
TOTAL EXCHANGE-TRADED FUNDS (Cost $118,312)		121,895

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 0.20%
Healthcare - Services - 0.20%
Envision Healthcare Corp.(d)(f)	12/01/2024	6.250%	$4,000	$4,270

TOTAL CORPORATE BONDS & NOTES (Cost $4,149)				4,270

	Shares	Value
MUTUAL FUNDS - 6.19%
Altaba, Inc.(a)(d)	1,947	$135,414

TOTAL MUTUAL FUNDS (Cost $121,739)		135,414

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.05%
Call Options Purchased - 0.03%
Keurig Dr Pepper, Inc.	10/2018	$25.00	$13,680	6	$75
NETGEAR, Inc.	09/2018	65.00	7,085	1	630

TOTAL CALL OPTIONS PURCHASED (Cost $1,141)					705

Put Options Purchased - 0.02%
SPDR S&P 500 ETF Trust
	09/2018	273.00	87,093	3	114
	09/2018	275.00	145,155	5	222
	09/2018	278.00	870	3	165
TOTAL PUT OPTIONS PURCHASED (Cost $5,734)					501

TOTAL PURCHASED OPTIONS (Cost $6,875)					1,206

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 23.41%
Money Market Fund
Morgan Stanley Institutional Liquidity Fund - Government Portfolio	1.851	%(g)	512,093	512,093

TOTAL SHORT-TERM INVESTMENTS (Cost $512,093)				512,093

Total Investments - 102.37% (Cost $2,196,016)				2,239,386

Liabilities in Excess of Other Assets - (2.37)%(h)				(51,754)

NET ASSETS - 100.00%				$2,187,632

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security considered illiquid. On August 31, 2018, the total market value of these securities was $71,402, representing 3.26% of net assets.
(c)	Security fair valued using methods determined in good faith by the Pricing Committee. As of August 31, 2018, the total market value of these securities was $71,402, representing 3.26% of net assets.
(d)

Security, or a portion of security, is being held as collateral for short sales, swap contracts, written option contracts or forward foreign currency exchange contracts. At August 31, 2018, the aggregate market value of those securities was $1,387,135, representing 63.41% of net assets.

(e)	Underlying security for a written/purchased call/put option.
(f)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2018, these securities had a total value of $4,270 or 0.20% of net assets.

(g)	Rate shown is the 7-day effective yield as of August 31, 2018.
(h)	Includes cash which is being held as collateral for short sales and written option contracts.

Securities are determined to be illiquid under the procedures approved by the Funds’ Board of Trustees. Information related to the Fund’s illiquid securities as of August 31, 2018 is as follows:

Date of Purchase	Security	Cost	Value	% of Net Assets
03/06/2017	Air Methods Corp.	$26,653	$27,015	1.23%
11/17/2016	Federal-Mogul Holdings LLC	27,445	27,550	1.26
11/29/2016	Starz, Class A	16,093	16,837	0.77
			$71,402	3.26%

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (37.34%)
Beverages - (2.30%)
Keurig Dr Pepper, Inc.	(2,205)	$(50,274)

Biotechnology - (0.57%)
Cambrex Corp.	(185)	(12,469)

Chemicals - (1.43%)
Eastman Chemical Co.	(45)	(4,366)
International Flavors & Fragrances, Inc.	(78)	(10,163)
PPG Industries, Inc.	(23)	(2,542)
RPM International, Inc.	(38)	(2,565)
Sensient Technologies Corp.	(131)	(9,304)
Sherwin-Williams Co. (The)	(5)	(2,278)
		(31,218)
Commercial Services - (2.71%)
Booz Allen Hamilton Holding Corp.	(204)	(10,437)
United Rentals, Inc.	(314)	(48,943)
		(59,380)
Computers & Computer Services - (1.98%)
CACI International, Inc., Class A	(55)	(10,725)
CGI Group, Inc., Class A	(182)	(11,934)
International Business Machines Corp.	(76)	(11,132)
Science Applications International Corp.	(105)	(9,473)
		(43,264)
Electrical Components & Equipment - (1.51%)
Energizer Holdings, Inc.	(521)	(33,130)

Entertainment - (1.00%)
Marriott Vacations Worldwide Corp.	(184)	(21,896)

Healthcare - Services - (0.35%)
Cigna Corp.	(41)	(7,722)

Internet - (5.46%)
Alibaba Group Holding Ltd., Sponsored ADR	(683)	(119,532)

Lodging - (3.90%)
Choice Hotels International, Inc.	(352)	(27,474)
Extended Stay America, Inc.	(242)	(4,883)
Hilton Worldwide Holdings, Inc.	(350)	(27,167)
Marriott International, Inc., Class A	(204)	(25,800)
		(85,324)
Media - (2.73%)
Discovery, Inc., Class A	(1,247)	(34,704)
Walt Disney Co. (The)	(223)	(24,980)
		(59,684)
Miscellaneous Manufacturing - (1.24%)
Dover Corp.	(315)	(27,049)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (37.34%) (Continued)
Pharmaceuticals - (1.42%)
CVS Health Corp.	(213)	$(16,026)
Merck KGaA	(143)	(15,019)
		(31,045)
Real Estate Investment Trusts - (2.59%)
DiamondRock Hospitality Co.	(421)	(5,035)
Hospitality Properties Trust	(166)	(4,812)
Host Hotels & Resorts, Inc.	(708)	(15,243)
National Retail Properties, Inc.	(362)	(16,685)
Realty Income Corp.	(255)	(14,936)
		(56,711)
Retail - (1.62%)
Lowe’s Companies, Inc.	(326)	(35,452)

Software - (0.87%)
Pivotal Software, Inc., Class A	(45)	(1,249)
SecureWorks Corp., Class A	(23)	(306)
VMware, Inc., Class A	(114)	(17,472)
		(19,027)
Transportation - (3.48%)
CSX Corp.	(1,026)	(76,088)

Trucking & Leasing - (2.18%)
GATX Corp.	(442)	(37,327)
Greenbrier Cos., Inc. (The)	(177)	(10,266)
		(47,593)

TOTAL COMMON STOCKS (Proceeds $780,509)		(816,858)

EXCHANGE-TRADED FUNDS - (20.93%)
Equity Funds - (20.93%)
Consumer Staples Select Sector SPDR® Fund	(664)	(35,710)
Industrial Select Sector SPDR® Fund	(150)	(11,565)
iShares® Russell 2000 Value ETF	(187)	(25,595)
SPDR® S&P 500® ETF Trust	(1,118)	(324,567)
VanEck Vectors Semiconductor ETF	(14)	(1,525)
Vanguard Real Estate ETF	(701)	(58,919)
		(457,881)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $450,480)		(457,881)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,230,989)		$(1,274,739)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
DXC Technology Co.	09/2018	$90.00	$(18,218)	(2)	$(400)

TOTAL WRITTEN CALL OPTIONS (Premiums received $303)					(400)

Written Put Options
DXC Technology Co.
	09/2018	82.50	(9,109)	(1)	(8)
	09/2018	85.00	(9,109)	(1)	(20)

TOTAL WRITTEN PUT OPTIONS (Premiums received $131)					(28)

TOTAL WRITTEN OPTIONS (Premiums received $434)					$(428)

EQUITY SWAP CONTRACTS

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Paid	Upfront Payments Received	Market Value	Notional Amount	Unrealized Appreciation
Morgan Stanley & Co.	Firstgroup Plc	Paid 1 Month-LIBOR plus 90 bps	04/12/2019	—	—	$—	$(12,636)	$—

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
EUR	16,170	USD	18,782	Goldman Sachs & Co.	09/14/2018	$99
USD	99,947	EUR	86,050	Goldman Sachs & Co.	09/14/2018	1,897
GBP	1,500	USD	1,946	Goldman Sachs & Co.	09/14/2018	4
USD	7,912	GBP	6,100	Goldman Sachs & Co.	09/14/2018	110
						$2,110

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	11,000	USD	12,776	Goldman Sachs & Co.	09/14/2018	$(49)
USD	8,339	EUR	7,180	Goldman Sachs & Co.	09/14/2018	(152)
GBP	4,900	USD	6,355	Goldman Sachs & Co.	09/14/2018	(23)
USD	389	GBP	300	Goldman Sachs & Co.	09/14/2018	(3)
						$(227)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
Germany	4.17%
United Kingdom	2.37%
Netherlands	0.19%
United States	95.64%
Liabilities in Excess of Other Assets	(2.37)%
100.00%

(a)                                 These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

EUR - Euro

GBP - British pound

KGaA - Kommanditgesellschaft Auf Aktien is a German corporate designation that refers to a limited partnership.

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

Ltd. - Limited

N.V. - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR - Non-Voting Depository Receipt

Plc - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

USD - United States Dollar

The following table summarizes The Arbitrage Tactical Equity Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2018:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Parts & Equipment	$—	$—	$27,550	$27,550
Chemicals	63,216	—	—	63,216
Commercial Services	135,821	—	—	135,821
Computers & Computer Services	132,466	—	—	132,466
Food	49,837	—	—	49,837
Healthcare - Services	120,398	—	27,015	147,413
Internet	27,196	—	—	27,196
Lodging	101,319	—	—	101,319
Media	82,185	—	16,837	99,022
Miscellaneous Manufacturing	63,329	—	—	63,329
Office/Business Equip	36,329	—	—	36,329
Pharmaceuticals	116,596	—	—	116,596
Real Estate Investment Trusts	320,174	—	—	320,174
Retail	16,556	—	—	16,556
Semiconductors	26,294	—	—	26,294
Telecommunications	41,589	—	—	41,589
Transportation	59,801	—	—	59,801
Exchange-Traded Funds	121,895	—	—	121,895
Corporate Bonds**	—	4,270	—	4,270
Mutual Funds	135,414	—	—	135,414
Purchased Options	1,206	—	—	1,206
Short-Term Investments	512,093	—	—	512,093
TOTAL	$2,163,714	$4,270	$71,402	$2,239,386

Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$2,110	$—	$2,110
Liabilities
Common Stocks**	(816,858)	—	—	(816,858)
Exchange-Traded Funds	(457,881)	—	—	(457,881)
Written Options	(428)	—	—	(428)
Forward Foreign Currency Exchange Contracts	—	(227)	—	(227)
TOTAL	$(1,275,167)	$1,883	$—	$(1,273,284)

*                      Refer to footnote 2 where leveling hierarchy is defined.

**               Refer to Portfolio of Investments for sector information.

***        Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2018:

Investments in Securities	Balance as of May 31, 2018	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2018	Net change in Unrealized Appreciation (Depreciation) attributable to Level 3 investments held at August 31, 2018
Common Stock	$70,117	$—	$1,285	$—	$—	$—	$—	$71,402	$1,285
Total	$70,117	$—	$1,285	$—	$—	$—	$—	$71,402	$1,285

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of August 31, 2018:

Investments in Securities	Fair Value at August 31, 2018	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$71,402	Deal Value	Final determination on Dissent	$10 - $35.52	$12.43

1. ORGANIZATION

The Arbitrage Funds (the “Trust”) is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The four series presently authorized are The Arbitrage Fund (the “Arbitrage Fund”), The Arbitrage Event-Driven Fund (the “Event-Driven Fund”), The Water Island Credit Opportunities Fund (the “Credit Opportunities Fund”) and The Arbitrage Tactical Equity Fund (the “Tactical Equity Fund”), each a “Fund” and collectively the “Funds”, which offer four classes of shares. The Arbitrage Fund, the Event-Driven Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Tactical Equity Fund is a non-diversified series of the Trust. The Funds’ investments are managed by Water Island Capital, LLC (the “Adviser”).

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	June 1, 2012	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	October 1, 2012	June 1, 2013
Tactical Equity Fund	January 2, 2015	January 2, 2015	January 2, 2015	January 2, 2015

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, restructurings, recapitalizations, refinancings, reorganizations and other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing in debt securities impacted by events such as reorganizations, restructurings, recapitalizations, debt maturities, refinancings, mergers, acquisitions, regulatory changes and other special situations. The investment objective of the Tactical Equity Fund is to seek to achieve capital appreciation by investing in securities of companies where the market may not fully appreciate the impact of fundamental changes to the business, industry or regulatory environment.

The Funds’ four classes of shares, Class R, Class I, Class C and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund’s average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution  and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund, the Credit Opportunities Fund and the Tactical Equity Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Effective June 30, 2018, Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $500,000 made prior to June 30, 2018 and on purchases at or above $250,000 made after June 30, 2018 (determined on a first-in, first-out basis), purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds’ portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company’s respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security’s primary exchange and the time the Funds calculate their net asset value (“NAV”), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean of the most recent bid and ask prices. Put and call options and securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices. When there is no bid price available, put and call options will be valued using the average of the last ask price and zero. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

If available, debt securities are priced based upon an evaluated bid provided by independent, third-party pricing agents. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Unlisted securities for which market quotations are readily available are valued at the latest quoted bid price. Swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Over-the-counter swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Pricing Committee, which is under the supervision of the Board of Trustees of the Trust. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security’s primary pricing source is not able or willing to provide a price. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of a security, subsequent private transactions in the security or related securities, or a combination of these and other factors. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred.

For the period ended August 31, 2018, there were no significant changes to the Funds’ fair value methodologies. Additionally, during the period ended August 31, 2018, there were no transfers between Level 1 and 2 securities. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund’s Portfolio of Investments.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Affiliated Issuer Transactions — A summary of affiliated transactions for the Arbitrage Fund for the period ended August 31, 2018 follows:

Affiliated Issuer	Beginning Value as of May 31, 2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of August 31, 2018	Shares as of August 31, 2018	Dividend Income	Capital Gain Distributions
Event-Driven Fund	$15,108,035	$—	$—	$—	$15,836	$15,123,871	1,583,651	$—	$—

Foreign Currency Translation —  Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Short Positions — The Funds may sell securities short for economic hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds are charged an interest rebate expense by the prime broker on securities sold short.  The interest rebate expense is charged for the duration of time that a security is sold short.

Securities Lending — To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower 102% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds.

During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds’ custodian, State Street Bank and Trust Company (the “Custodian”) acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

Securities on loan are fully collateralized and the collateral was equal to or exceeded the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. The Funds did not lend out securities during the period ended August 31, 2018.

Derivative Instruments and Hedging Activities — The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, but they also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds’ securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Swaps: Certain Funds may enter into interest rate, index, equity, total return and credit default swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at August 31, 2018 are disclosed in the Portfolio of Investments.

Item 2 — Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)         There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President

Date:	October 26, 2018

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer

Date:	October 26, 2018